Acquisition of Iason Container Carrier S.A. (M/V Hyundai Paramount) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 27, 2013 Iason Container Carrier S.A.	Dec. 31, 2013 Iason Container Carrier S.A.	Dec. 31, 2013 Iason Container Carrier S.A.	Mar. 27, 2013 Iason Container Carrier S.A. - Cash	Mar. 27, 2013 Iason Container Carrier S.A. - $350,000 Credit Facility Utilized	Mar. 27, 2013 Iason Container Carrier S.A. - Part of net proceeds used from the issuance of Partnership's Class B Convertible Preferred Units
Business Acquisition
Business acquisition financing	$ 363,038	$ 1,614	$ 27,003					$ 27,000	$ 36,278
Cash consideration for acquisition of vessel							1,722
Duration of above market acquired time charter				11 years 9 months 4 days
WACC used for calculation of above market acquired time charter						11.00%
Charter Revenues	116,520	84,012	98,517		6,732
Net income / (loss)					$ 3,220